NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Notes Payable	$ 1,159,262	$ 1,134,262	$ 869,157
Accruing interest	8.00%	10.00%	8.00%
Other Notes Payable		$ 885,157	$ 857,157
Liabilities for acquisition	$ 274,104	274,105
Paid off leaving		$ 3,000
Note Payable [Member]
Short-Term Debt [Line Items]
Notes Payable			$ 12,000